Taxes (Details 2) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 169,550	$ 160,016	$ 159,649
Valuation allowance	(169,550)	(160,016)	(159,649)
Total	$ 0	$ 0	$ 0